Acquisitions, IsoTherapeutics Group, LLC (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 09, 2024 AUD ($) $ / shares shares	Dec. 31, 2024	May 03, 2024 $ / shares	Apr. 09, 2024 $ / shares
Acquisition [Abstract]
Ordinary shares issued per share (in dollars per share) | $ / shares			$ 18.05
Iso Therapeutics Group, LLC [Member]
Acquisition [Abstract]
Number of fully paid ordinary issued (in shares) | shares	717,587
Ordinary shares issued per share (in dollars per share) | (per share)	$ 12.42			$ 12.42
Percentage of net revenue payable in cash as performance-based payments	50.00%
Revenue sharing period	2 years
Consideration [Abstract]
Cash paid	$ 3,285
Equity issued	8,912
Contingent consideration	7,662
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents	394
Trade and other receivables	642
Property, plant and equipment	365
Right-of-use assets	519
Trade and other payables	(7)
Lease liabilities	(519)
Total identifiable assets and liabilities	1,394
Fair value adjustments [Abstract]
Customer relationships	1,280
Brand name	102
Deferred tax liabilities	(332)
Total fair value adjustments	1,050
Goodwill	17,415
Total consideration	19,859
Acquisition costs	1,342
Revenue	2,287
Net loss	(1,068)
Preliminary assessment of higher group revenue	913
Preliminary assessment of lower group profit before tax	$ (261)
Iso Therapeutics Group, LLC [Member] | Customer-related Intangible Assets [Member]
Fair value adjustments [Abstract]
Useful lives of acquired intangible assets		4 years
Iso Therapeutics Group, LLC [Member] | Brand Names [Member]
Fair value adjustments [Abstract]
Useful lives of acquired intangible assets		2 years